UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASH SERIES C FUND

FORM N-Q

JULY 31, 2015

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 74.6%
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.1%
Johnson Controls Inc., Senior Notes	4.625%	7/2/44	$160,000	$151,226

Automobiles - 0.7%
General Motors Co., Senior Notes	6.250%	10/2/43	1,000,000	1,095,651
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	971,259

Total Automobiles				2,066,910

Household Durables - 0.0%
NVR Inc., Senior Notes	3.950%	9/15/22	50,000	51,061

Internet & Catalog Retail - 1.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,210,000	3,226,788

Media - 3.6%
CCO Safari II LLC, Senior Secured Notes	6.384%	10/23/35	330,000	338,112	(a)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	1,670,000	1,733,012	(a)
Comcast Corp., Senior Notes	3.375%	8/15/25	2,440,000	2,435,654
NBCUniversal Media LLC, Senior Notes	4.375%	4/1/21	942,000	1,021,054
Time Warner Cable Inc., Debentures	7.300%	7/1/38	1,720,000	1,882,447
Time Warner Inc., Senior Debentures	7.700%	5/1/32	1,550,000	2,066,220
Time Warner Inc., Senior Notes	6.250%	3/29/41	410,000	476,391
Viacom Inc., Senior Notes	4.250%	9/1/23	710,000	714,633

Total Media				10,667,523

TOTAL CONSUMER DISCRETIONARY				16,163,508

CONSUMER STAPLES - 10.7%
Beverages - 1.8%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	100,000	113,226
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	510,000	492,157
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	190,000	211,085
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	740,000	728,672
PepsiCo Inc., Senior Notes	4.000%	3/5/42	1,010,000	969,086
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	700,000	791,523	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	640,000	678,231	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	1,100,000	1,201,560	(a)

Total Beverages				5,185,540

Food & Staples Retailing - 2.9%
CVS Health Corp., Senior Notes	3.875%	7/20/25	2,520,000	2,568,586
CVS Health Corp., Senior Notes	4.875%	7/20/35	2,120,000	2,198,728
CVS Health Corp., Senior Notes	5.125%	7/20/45	3,060,000	3,254,754
Kroger Co., Senior Notes	3.850%	8/1/23	500,000	513,288

Total Food & Staples Retailing				8,535,356

Food Products - 2.6%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	460,000	493,925	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	1,520,000	1,543,660	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,410,000	1,465,153	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	1,160,000	1,222,059	(a)
Mondelez International Inc., Senior Notes	4.000%	2/1/24	1,600,000	1,660,865
Tyson Foods Inc., Senior Bonds	3.950%	8/15/24	300,000	303,741
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	600,000	612,997	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	430,000	442,818	(a)

Total Food Products				7,745,218

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - 3.4%
Altria Group Inc., Senior Notes	9.250%	8/6/19	$950,000	$1,187,850
Altria Group Inc., Senior Notes	4.750%	5/5/21	420,000	456,369
Altria Group Inc., Senior Notes	2.850%	8/9/22	390,000	378,192
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	590,000	598,397
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	370,000	358,821
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	100,384
Reynolds American Inc., Senior Bonds	8.125%	6/23/19	280,000	333,708	(a)
Reynolds American Inc., Senior Bonds	3.750%	5/20/23	1,070,000	1,053,720	(a)
Reynolds American Inc., Senior Notes	6.750%	6/15/17	240,000	261,665
Reynolds American Inc., Senior Notes	3.250%	6/12/20	800,000	813,506
Reynolds American Inc., Senior Notes	3.250%	11/1/22	440,000	428,208
Reynolds American Inc., Senior Notes	5.850%	8/15/45	3,650,000	3,938,989

Total Tobacco				9,909,809

TOTAL CONSUMER STAPLES				31,375,923

ENERGY - 8.6%
Energy Equipment & Services - 1.0%
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	80,000	85,134
Transocean Inc., Senior Notes	3.000%	10/15/17	3,030,000	2,849,715

Total Energy Equipment & Services				2,934,849

Oil, Gas & Consumable Fuels - 7.6%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	600,000	756,366
BP Capital Markets PLC, Senior Bonds	2.521%	1/15/20	300,000	304,011
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	830,000	836,317
ConocoPhillips, Notes	6.500%	2/1/39	340,000	423,928
Ecopetrol SA, Senior Notes	5.875%	5/28/45	4,050,000	3,553,794
Hess Corp., Notes	7.875%	10/1/29	150,000	188,176
Noble Energy Inc., Senior Notes	4.150%	12/15/21	100,000	103,493
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	620,000	596,605
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	2,815,200
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	2,432,040
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,307,000	1,405,025
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	2,714,000	2,581,367
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,150,000	1,186,455
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	3.600%	11/1/24	450,000	433,547
Shell International Finance BV, Senior Notes	4.375%	3/25/20	120,000	131,684
Shell International Finance BV, Senior Notes	4.125%	5/11/35	1,000,000	994,894
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,504,488
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	2,010,000	2,111,633	(a)
Williams Cos. Inc., Notes	7.875%	9/1/21	95,000	109,620

Total Oil, Gas & Consumable Fuels				22,468,643

TOTAL ENERGY				25,403,492

FINANCIALS - 23.9%
Banks - 16.4%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,850,000	1,858,212	(a)
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,250,000	1,282,241
Bank of America Corp., Senior Notes	5.000%	1/21/44	1,230,000	1,300,617
Bank of America Corp., Senior Notes	4.875%	4/1/44	1,310,000	1,366,582
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	1,650,000	1,659,865
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	300,000	346,500
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,570,718	(a)
Citigroup Inc., Senior Notes	8.500%	5/22/19	80,000	97,634
Citigroup Inc., Senior Notes	4.500%	1/14/22	800,000	864,350
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	3,300,000	3,332,611
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,630,000	1,787,919
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Junior Subordinated Notes	11.000%	6/30/19	345,000	434,372	(a)(b)(c)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	3.950%	11/9/22	600,000	601,253
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	4.625%	12/1/23	2,520,000	2,610,846

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	4.375%	8/4/25	$1,500,000	$1,510,385
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	5.750%	12/1/43	1,050,000	1,165,062
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	670,000	770,500	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,640,000	1,652,300	(b)(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	886,988
HSBC Holdings PLC, Subordinated Notes	5.250%	3/14/44	500,000	526,144
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	2,830,000	2,793,818	(a)
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	400,000	392,456
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	520,000	514,570
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	850,000	846,603
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	2,900,000	2,910,907
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	700,000	813,702	(a)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	2,300,000	2,326,399
MUFG Americas Holdings Corp., Senior Notes	3.000%	2/10/25	1,880,000	1,790,775
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	640,000	688,013
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,130,000	2,303,712
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,100,000	1,173,031	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/31/15	880,000	871,750	(b)(c)
Wells Fargo & Co., Senior Notes	2.125%	4/22/19	467,000	469,071
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	50,000	54,762
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,280,000	1,277,942
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	402,747
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	639,362
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	920,000	898,095
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	380,000	381,900

Total Banks				48,174,714

Capital Markets - 2.1%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,140,000	3,118,733	(a)
Credit Suisse NY, Senior Notes	3.625%	9/9/24	550,000	551,482
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	160,000	178,245
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	348,287
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,210,000	1,452,486
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	500,000	492,574	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	8/31/15	320,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	465,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	180,000	0	*(d)(e)(f)(g)
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	110,000	118,170
State Street Corp., Senior Notes	3.300%	12/16/24	100,000	100,052

Total Capital Markets				6,360,029

Consumer Finance - 0.3%
Synchrony Financial, Senior Notes	4.250%	8/15/24	1,000,000	997,823

Diversified Financial Services - 2.0%
Blackstone Holdings Finance Co., LLC, Senior Notes	5.000%	6/15/44	500,000	514,917	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	400,000	427,522	(a)
General Electric Capital Corp., Subordinated Notes	5.300%	2/11/21	500,000	565,067
Nationwide Building Society, Senior Notes	3.900%	7/21/25	1,500,000	1,516,266	(a)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	2,400,000	2,761,022

Total Diversified Financial Services				5,784,794

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 1.9%
AIA Group Ltd., Senior Notes	4.875%	3/11/44	$1,900,000	$2,068,879	(a)
American International Group Inc., Senior Notes	4.500%	7/16/44	600,000	579,504
MetLife Inc., Senior Notes	3.600%	4/10/24	700,000	706,282
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	931,170	(a)
Teachers Insurance & Annuity Association of America - College Retirement Equity Fund, Notes	6.850%	12/16/39	170,000	212,211	(a)
TIAA Asset Management Finance LLC, Senior Notes	2.950%	11/1/19	1,000,000	1,011,360	(a)

Total Insurance				5,509,406

Real Estate Investment Trusts (REITs) - 0.8%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	400,000	398,738	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	1,910,000	1,912,873	(a)

Total Real Estate Investment Trusts (REITs)				2,311,611

Thrifts & Mortgage Finance - 0.4%
Santander Holdings USA Inc., Senior Notes	3.450%	8/27/18	1,070,000	1,109,007

TOTAL FINANCIALS				70,247,384

HEALTH CARE - 11.4%
Biotechnology - 1.6%
Amgen Inc., Senior Notes	3.625%	5/22/24	3,010,000	3,012,579
Celgene Corp., Senior Notes	4.625%	5/15/44	300,000	288,559
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	1,000,000	1,023,229
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	413,314

Total Biotechnology				4,737,681

Health Care Equipment & Supplies - 2.2%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	1,490,000	1,483,901
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	520,000	518,133
Medtronic Inc., Senior Notes	3.125%	3/15/22	640,000	647,482
Medtronic Inc., Senior Notes	3.500%	3/15/25	2,000,000	1,998,732	(a)
Zimmer Biomet Holdings Inc., Senior Notes	4.450%	8/15/45	2,000,000	1,877,598

Total Health Care Equipment & Supplies				6,525,846

Health Care Providers & Services - 2.0%
Anthem Inc., Senior Notes	3.125%	5/15/22	1,020,000	995,356
Anthem Inc., Senior Notes	4.650%	8/15/44	300,000	287,332
Express Scripts Holding Co., Senior Notes	4.750%	11/15/21	640,000	689,731
Humana Inc., Senior Notes	3.150%	12/1/22	170,000	166,037
Humana Inc., Senior Notes	4.950%	10/1/44	500,000	509,631
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	832,000	883,854
UnitedHealth Group Inc., Senior Notes	1.625%	3/15/19	530,000	521,577
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,700,000	1,782,419

Total Health Care Providers & Services				5,835,937

Pharmaceuticals - 5.6%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	3,000,000	2,961,513
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	4,790,000	4,718,768
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	4,930,000	4,815,654
Baxalta Inc., Senior Notes	5.250%	6/23/45	1,190,000	1,206,973	(a)
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	240,000	240,044
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	1,390,000	1,332,152
Perrigo Co. PLC, Senior Notes	4.000%	11/15/23	500,000	507,954
Wyeth, Notes	5.950%	4/1/37	285,000	345,995
Zoetis Inc., Senior Notes	3.250%	2/1/23	270,000	259,100

Total Pharmaceuticals				16,388,153

TOTAL HEALTH CARE				33,487,617

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.2%
Boeing Co., Senior Notes	2.500%	3/1/25	$500,000	$483,244

Airlines - 0.1%
Air Canada, Pass-Through Trust, Secured Notes	4.125%	5/15/25	371,383	375,097	(a)

Commercial Services & Supplies - 0.2%
Republic Services Inc., Senior Notes	4.750%	5/15/23	300,000	328,818
Waste Management Inc., Senior Notes	7.375%	5/15/29	170,000	232,971

Total Commercial Services & Supplies				561,789

Electrical Equipment - 0.4%
Eaton Corp., Senior Notes	2.750%	11/2/22	1,270,000	1,236,251

Road & Rail - 0.6%
Burlington Northern Santa Fe LLC, Senior Bonds	4.550%	9/1/44	400,000	398,735
Burlington Northern Santa Fe LLC, Senior Notes	3.400%	9/1/24	500,000	495,457
CSX Corp., Senior Notes	3.400%	8/1/24	500,000	502,544
Norfolk Southern Corp., Senior Notes	3.850%	1/15/24	250,000	258,021

Total Road & Rail				1,654,757

TOTAL INDUSTRIALS				4,311,138

INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
KLA-Tencor Corp., Senior Notes	4.650%	11/1/24	1,000,000	991,522

MATERIALS - 4.0%
Chemicals - 0.5%
LyondellBasell Industries NV, Senior Notes	5.000%	4/15/19	800,000	868,668
OCP SA, Senior Notes	4.500%	10/22/25	720,000	693,900	(a)

Total Chemicals				1,562,568

Containers & Packaging - 0.3%
Rock-Tenn Co., Senior Notes	4.450%	3/1/19	740,000	787,550

Metals & Mining - 2.9%
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	920,000	824,706
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	660,000	640,985
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	1,190,000	1,205,413
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	1,450,000	1,272,375
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	90,000	75,938
Glencore Finance Canada Ltd., Senior Notes	4.950%	11/15/21	490,000	504,888	(a)
Glencore Funding LLC, Senior Notes	3.125%	4/29/19	920,000	921,292	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	1,000,000	963,183	(a)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	440,000	543,463
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	170,000	179,978
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,880,000	1,602,437

Total Metals & Mining				8,734,658

Paper & Forest Products - 0.3%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	10,000	10,439
Celulosa Arauco y Constitucion SA, Senior Notes	4.500%	8/1/24	800,000	810,643

Total Paper & Forest Products				821,082

TOTAL MATERIALS				11,905,858

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 4.1%
AT&T Inc., Senior Notes	3.400%	5/15/25	$4,000,000	$3,828,884
AT&T Inc., Senior Notes	5.350%	9/1/40	1,500,000	1,515,417
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	290,000	320,512
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	3,750,000	4,134,225
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	1,920,000	2,276,273

Total Diversified Telecommunication Services				12,075,311

Wireless Telecommunication Services - 1.5%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	1,388,000	1,380,227
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	2,870,000	2,905,786	(a)

Total Wireless Telecommunication Services				4,286,013

TOTAL TELECOMMUNICATION SERVICES				16,361,324

UTILITIES - 3.1%
Electric Utilities - 3.1%
Duke Energy Corp., Senior Notes	3.550%	9/15/21	170,000	176,337
FirstEnergy Corp., Notes	7.375%	11/15/31	4,410,000	5,423,753
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	360,000	364,863
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,270,000	1,291,427
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	1,650,000	2,019,646

TOTAL UTILITIES				9,276,026

TOTAL CORPORATE BONDS & NOTES (Cost - $221,428,815)				219,523,792

ASSET-BACKED SECURITIES - 5.8%
ALM Loan Funding, 2015-12A A1	1.839%	4/16/27	3,000,000	3,000,000	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1	1.783%	4/13/27	8,000,000	8,010,400	(a)(b)
Cent CLO LP, 2013-19A A1A	1.624%	10/29/25	1,500,000	1,490,136	(a)(b)
Cent CLO LP, 2014-21A A2A	2.295%	7/27/26	4,750,000	4,724,241	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $17,212,300)				17,224,777

SOVEREIGN BONDS - 12.7%
Colombia - 0.5%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	1,540,000	1,570,800

Indonesia - 1.4%
Republic of Indonesia, Senior Notes	3.375%	4/15/23	2,300,000	2,187,875	(a)
Republic of Indonesia, Senior Notes	4.125%	1/15/25	2,000,000	1,980,000	(a)

Total Indonesia				4,167,875

Mexico - 1.9%
United Mexican States, Senior Notes	5.550%	1/21/45	5,000,000	5,418,750

Peru - 1.5%
Republic of Peru, Senior Bonds	5.625%	11/18/50	4,000,000	4,520,000

Poland - 3.3%
Republic of Poland, Senior Notes	4.000%	1/22/24	9,000,000	9,553,320

Russia - 1.4%
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	2,093,750	2,453,351	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	1,437,500	1,684,391	(h)

Total Russia				4,137,742

South Africa - 1.5%
Republic of South Africa, Senior Notes	5.875%	9/16/25	4,000,000	4,462,320

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Turkey - 1.2%
Republic of Turkey, Senior Bonds	5.750%	3/22/24	$2,480,000	$2,673,524
Republic of Turkey, Senior Notes	4.875%	4/16/43	1,000,000	903,750

Total Turkey				3,577,274

TOTAL SOVEREIGN BONDS (Cost - $37,720,157)				37,408,081

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.2%
U.S. Government Obligations - 0.2%
U.S. Treasury Notes (Cost - $565,000)	2.125%	5/15/25	575,000	571,092

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $276,926,272)				274,727,742

SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
State Street Bank & Trust Co. repurchase agreement dated 7/31/15; Proceeds at maturity - $3,726,000; (Fully collateralized by U.S. Government Obligations, 1.375% due 9/30/18; Market Value - $3,802,343) (Cost - $3,726,000)	0.000%	8/3/15	3,726,000	3,726,000

TOTAL INVESTMENTS - 94.6% (Cost - $280,652,272#)				278,453,742
Other Assets in Excess of Liabilities - 5.4%				15,986,705

TOTAL NET ASSETS - 100.0%				$294,440,447

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of July 31, 2015.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Illiquid security.

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Financials	—	$70,247,384	$0	*	$70,247,384
Other corporate bonds & notes	—	149,276,408	—		149,276,408
Asset-backed securities	—	17,224,777	—		17,224,777
Sovereign bonds	—	37,408,081	—		37,408,081
U.S. government & agency obligations	—	571,092	—		571,092

Total long-term investments	—	$274,727,742	$0	*	$274,727,742

Short-term investments†	—	3,726,000	—		3,726,000

Total investments	—	$278,453,742	$0	*	$278,453,742

Other financial instruments:
Futures contracts	$210,075	—	—		$210,075
Centrally cleared interest rate swaps	—	$1,992,045	—		1,992,045

Total other financial instruments	$210,075	$1,992,045	—		$2,202,120

Total	$210,075	$280,445,787	$0	*	$280,655,862

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Futures contracts	$1,297,331	—	—		$1,297,331

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Investments

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,216,477
Gross unrealized depreciation	(6,415,007)

Net unrealized depreciation	$(2,198,530)

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	970	12/16	$239,235,652	$239,371,750	$136,098
U.S. Treasury 5-Year Notes	108	9/15	12,869,148	12,943,125	73,977

					210,075

Contracts to Sell:
U.S. Treasury 10-Year Notes	320	9/15	40,314,257	40,780,000	(465,743)
U.S. Treasury Long-Term Bonds	370	9/15	56,978,047	57,696,875	(718,828)
U.S. Treasury Ultra Long-Term Bonds	80	9/15	12,649,740	12,762,500	(112,760)

					(1,297,331)

Net unrealized depreciation on open futures contracts					$(1,087,256)

At July 31, 2015, the Fund had the following open swap contract:

CENTRALLY CLEARED INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Goldman Sachs	$59,000,000	1/30/25	1.867% semi-annually	3-Month LIBOR	—	$1,992,045

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015